Stockholder's equity - Convertible preferred stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shareholders Equity [Line Items]
Shares authorized	101,648,657	101,648,657
Shares issued	50,462,272	50,462,272
Shares outstanding	50,462,272	50,462,272
Proceeds, net of issuance costs	$ 224,769	$ 224,769
Aggregate liquidation amount	$ 235,407	$ 232,210
Series A
Shareholders Equity [Line Items]
Shares authorized	7,320,000	7,320,000
Shares issued	3,660,000	3,660,000
Shares outstanding	3,660,000	3,660,000
Proceeds, net of issuance costs	$ 179	$ 179
Aggregate liquidation amount	$ 183	$ 183
Series A-1
Shareholders Equity [Line Items]
Shares authorized	3,000,002	3,000,002
Shares issued	1,500,000	1,500,000
Shares outstanding	1,500,000	1,500,000
Proceeds, net of issuance costs	$ 493	$ 493
Aggregate liquidation amount	$ 500	$ 500
Series A-2
Shareholders Equity [Line Items]
Shares authorized	14,049,876	14,049,876
Shares issued	7,024,937	7,024,937
Shares outstanding	7,024,937	7,024,937
Proceeds, net of issuance costs	$ 3,993	$ 3,993
Aggregate liquidation amount	$ 4,000	$ 4,000
Series B
Shareholders Equity [Line Items]
Shares authorized	27,184,683	27,184,683
Shares issued	13,592,338	13,592,338
Shares outstanding	13,592,338	13,592,338
Proceeds, net of issuance costs	$ 29,069	$ 29,069
Aggregate liquidation amount	$ 29,169	$ 29,169
Series C
Shareholders Equity [Line Items]
Shares authorized	20,000,000	20,000,000
Shares issued	9,637,965	9,637,965
Shares outstanding	9,637,965	9,637,965
Proceeds, net of issuance costs	$ 56,435	$ 56,435
Aggregate liquidation amount	$ 56,478	$ 56,478
Series D
Shareholders Equity [Line Items]
Shares authorized	11,886,839	11,886,839
Shares issued	5,943,415	5,943,415
Shares outstanding	5,943,415	5,943,415
Proceeds, net of issuance costs	$ 39,806	$ 39,806
Aggregate liquidation amount	$ 50,077	$ 46,880
Series E
Shareholders Equity [Line Items]
Shares authorized	18,207,257	18,207,257
Shares issued	9,103,617	9,103,617
Shares outstanding	9,103,617	9,103,617
Proceeds, net of issuance costs	$ 94,794	$ 94,794
Aggregate liquidation amount	$ 95,000	$ 95,000